Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
OPERATING ACTIVITIES
Net loss for the period	$ (14,946,529)	$ (2,123,010)	$ (23,549,612)	$ (4,672,605)
Add (subtract) items not affecting cash:
Accrued interest and accretion	9,773	10,803	25,331	53,605
Amortization of debt discount	300,034
Change in fair value of derivative liability	11,559,791	14,534	5,701,270	(4,979)
Loss on recognition of debt host liability	341,553		140,943
Depreciation of property, plant and equipment	50,434	4,039	44,148	20,871
Depreciation of right-of-use assets	58,906	47,287	185,754	65,835
Foreign exchange loss	153,408	7,213	(198,371)	(55,080)
Gain on sale of exploration and evaluation assets				(37,156)
Interest expense on lease obligations	9,240	5,700	25,319	7,033
Stock-based compensation	131,575	1,048,990	11,051,124	666,259
Write-off of equipment			2,188
Changes in non-cash working capital items relating to operations:
Amounts receivable	(88,738)	(13,694)	(144,283)	15,500
Prepayments	2,266	(12,380)	(9,703)	(35,317)
Deposits held by related parties	(92,521)		(478,902)
Accounts payable and accrued liabilities	619,673	19,196	719,906	510,773
Due to related parties	92,233	958	117,321	194,727
Cash used in operating activities	(1,798,902)	(990,364)	(6,367,567)	(3,270,534)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(687,385)	(167,559)	(2,056,566)	(18,172)
Other deposits			(10,000)
Proceeds from sale of exploration and evaluation assets				37,157
Cash used in investing activities	(687,385)	(167,559)	(2,066,566)	18,985
FINANCING ACTIVITIES
Proceeds from issuance of shares, net of share issuance costs	2,804,182	1,256,934	7,328,389	2,715,129
Proceeds from share subscriptions	46,741		209,827	557,150
Proceeds from convertible debenture			1,579,542	111,470
Payments of promissory note		(27,202)	(65,761)	(56,478)
Payments of lease obligations	(46,636)	(49,310)	(201,562)	(69,448)
Cash provided by financing activities	2,804,287	1,180,422	8,850,435	3,257,823
Change in cash for the period	318,000	22,499	416,302	6,274
Cash, beginning of the period	462,360	39,571	39,571	33,649
Effect of foreign exchange on cash	(7,838)	1,320	6,487	(352)
Cash, end of the period	$ 772,522	$ 63,390	462,360	39,571
Other non-cash transactions:
Shares issued for conversion of debt and equipment			468,661
ROU asset addition by way of lease obligation			351,886	437,812
Other cash flow disclosures:
Cash paid during the period for interest			$ 13,204	$ 28,199